Schedule of Property and Equipment, Net (Details) - USD ($)	Jan. 31, 2023		Jul. 31, 2022		Jul. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,538,919		$ 2,532,800		$ 2,295,603
Accumulated depreciation and amortization	(1,637,075)		(1,554,186)		(1,366,782)
Total	901,844	[1]	978,614	[1]	928,821
Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,946,312		1,944,540		1,919,301
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	109,242		109,242		109,242
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	32,651		32,651		32,651
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 450,714		$ 446,367		$ 234,409

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.